Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Balances and Transactions with Related Parties
Schedule of details of balances with related parties

	Thousands of Euros
	31/12/2018	31/12/2017

Receivables from associates (note 13)	382	3,219
Trade payables associates	(15,796)	(4,583)
Loans to associates (note 11)	50,304	26,654
Loans to other related parties (note 11)	82,969	—
Debts with associates	(7,079)	—
Debts with key management personnel	(4,425)	(6,164)
Payables to members of the board of directors	—	(463)
Payables to other related parties	(7,706)	(9,187)
	98,649	9,476

Schedule of group transactions with related parties

Group transactions with related parties during 2016 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	193	—	—	—
Purchases	(35,569)	—	—	—
Other service expenses	(7,591)	—	(5,325)	(905)
Operating lease expense	—	—	(5,281)	—
Remuneration	—	(10,287)	—	(3,668)
R&D agreements	(10,188)	—	—	—
Finance result	1,946	—	—	—
	(51,209)	(10,287)	(10,606)	(4,573)

Group transactions with related parties during 2017 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	3,009	—	—	—
Purchases	(68,335)	—	—	—
Other service expenses	(11,798)	—	(7,100)	(939)
Operating lease expense	—	—	(5,426)	—
Remuneration	—	(13,672)	—	(5,755)
R&D agreements	(164)	—	—	—
Finance Result	152	—	—	—
	(77,136)	(13,672)	(12,526)	(6,694)

Group transactions with related parties during 2018 are as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	5,846	—	—	—
Purchases	(97,941)	—	—	—
Other service expenses	(21,065)	—	(4,282)	(844)
Operating lease expense	—	—	(5,469)	—
Remuneration	—	(16,070)	—	(5,848)
R&D agreements	(50)	—	—	—
Sale of investments (note 3)	—	—	469,881	—
Finance result	3,372	—	—	—
	(109,838)	(16,070)	460,130	(6,692)